Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Loans and Allowance for Loan Losses
Schedule of Categories of Loans

Categories of loans at December 31, include:

	2019	2018
	(In thousands)

Commercial loans	$99,995	$93,690
Commercial real estate	254,651	223,461
Residential real estate	77,205	78,767
Installment loans	9,697	13,765
Total gross loans	441,548	409,683
Less allowance for loan losses	(2,231)	(2,043)
Total loans	$439,317	$407,640

Schedule of Allowance for Loan Losses and Recorded Investment in Loans

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2019 and 2018:

	2019
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$389	$672	$519	$463	$—	$2,043
Provision charged to expense	196	551	180	(19)	—	908
Losses charged off	(18)	(431)	(141)	(180)	—	(770)
Recoveries	1	––	14	35	—	50
Balance, end of year	$568	$792	$572	$299	$—	$2,231
Ending balance: individually evaluated for impairment	$––	$––	$––	$––	$––	$––
Ending balance: collectively evaluated for impairment	$568	$792	$572	$299	$––	$2,231
Loans:
Ending balance: individually evaluated for impairment	$71	$371	$594	$––	$––	$1,036
Ending balance: collectively evaluated for impairment	$99,924	$254,280	$76,611	$9,697	$––	$440,512

	2018
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$537	$843	$436	$218	$88	$2,122
Provision charged to expense	(151)	(173)	287	422	(88)	297
Losses charged off	––	––	(208)	(241)	––	(449)
Recoveries	3	2	4	64	––	73
Balance, end of year	$389	$672	$519	$463	$—	$2,043
Ending balance: individually evaluated for impairment	$—	$85	$––	$––	$––	$85
Ending balance: collectively evaluated for impairment	$389	$587	$519	$463	$––	$1,958
Loans:
Ending balance: individually evaluated for impairment	$57	$809	$––	$93	$––	$959
Ending balance: collectively evaluated for impairment	$93,633	$222,652	$78,767	$13,672	$––	$408,724

Schedule of Portfolio Quality Indicators

The following table shows the portfolio quality indicators as of December 31, 2019:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$99,924	$249,563	$76,611	$9,697	$435,795
Special Mention	—	4,016	––	—	4,016
Substandard	71	1,072	594	—	1,737
Doubtful	—	—	––	—	—
	$99,995	$254,651	$77,205	$9,697	$441,548

The following table shows the portfolio quality indicators as of December 31, 2018:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$93,620	$219,485	$78,767	$13,672	$405,544
Special Mention	––	2,710	––	––	2,710
Substandard	70	1,266	––	93	1,429
Doubtful	––	––	––	––	––
	$93,690	$223,461	$78,767	$13,765	$409,683

Schedule of Loan Portfolio Aging Analysis

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2019:

	30‑59 Days	60‑89 Days	Greater
	Past Due	Past Due	Than 90		Total Past
	and	and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable
	(In thousands)
Commercial	$129	$132	$—	$30	$291	$99,704	$99,995
Commercial real estate	—	214	197	348	759	253,892	254,651
Residential	448	—	29	1,074	1,551	75,654	77,205
Installment	58	1	—	—	59	9,638	9,697
Total	$635	$347	$226	$1,452	$2,660	$438,888	$441,548

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2018:

	30‑59 Days	60‑89 Days	Greater
	Past Due	Past Due	Than 90		Total Past
	and	and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable
	(In thousands)
Commercial	$98	$94	$––	$––	$192	$93,498	$93,690
Commercial real estate	––	––	––	741	741	222,720	223,461
Residential	1,704	262	155	485	2,606	76,161	78,767
Installment	72	4	––	19	95	13,670	13,765
Total	$1,874	$360	$155	$1,245	$3,634	$406,049	$409,683

Schedule of Impaired Loans

The following table presents impaired loans for the year ended December 31, 2019:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$71	$71	$––	$71	$13
Commercial real estate	371	371	––	356	8
Real Estate	594	594	––	683	23
	1,036	1,036	—	1,110	44
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Real Estate	—	—	—	—	—
	$—	$—	$—	$—	$—

Total:
Commercial	$71	$71	$—	$71	$13
Commercial Real Estate	$371	$371	$—	$356	$8
Real Estate	$594	$594	$—	$683	$23

The following table presents impaired loans for the year ended December 31, 2018:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$57	$57	$––	$59	$2
Commercial real estate	409	409	––	444	18
Installment	93	93	––	99	4
	559	559	—	602	24
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$—	$1
Commercial real estate	400	400	85	407	—
Installment	—	—	—	—	—

	400	400	85	407	1
Total:
Commercial	$57	$57	$—	$59	$3
Commercial Real Estate	$809	$809	$85	$851	$18
Installment	$93	$93	$—	$99	$4

Schedule of Troubled Debt Restructurings on Financing Receivables

The following tables present information regarding troubled debt restructurings by class and by type of modification for the year ended December 31, 2019:

Year Ended December 31, 2019
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)

Commercial	2	$83	$83

	Year Ended December 31, 2019
	Interest			Total
	Only	Term	Combination	Modification
	(In thousands)

Commercial	$––	$83	$––	$83